Investments Accounted For Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 2,273	$ 1,978
Loss on investments accounted using equity method	1,181	3,133
Dividends Declared	(1,204)	(1,857)
Foreign Currency Translation	(367)	(471)
Other Increase (Decrease)	133	(455)
Argentine hyperinflationary economy	353	(55)
Investments accounted for using Equity Method, Ending balance	2,369	$ 2,273
Investments as financial assets at fair value	$ 24,893
Yacylec S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 995	$ 1,220
Loss on investments accounted using equity method	168	475
Dividends Declared	(250)	(345)
Foreign Currency Translation	(135)	(252)
Argentine hyperinflationary economy	298	(103)
Investments accounted for using Equity Method, Ending balance	$ 1,076	$ 995
Sacme S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 133	$ 186
Loss on investments accounted using equity method	32	28
Foreign Currency Translation	(24)	(54)
Other Increase (Decrease)	(61)	(75)
Argentine hyperinflationary economy	55	48
Investments accounted for using Equity Method, Ending balance	$ 135	133
Central Termica Manuel Belgrano [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	40.90%
Investments accounted for using Equity Method, Beginning balance	$ 1,145	32
Loss on investments accounted using equity method	981	687
Dividends Declared	(954)	(483)
Foreign Currency Translation	(208)	(9)
Other Increase (Decrease)	194	(227)
Investments accounted for using Equity Method, Ending balance	1,158	1,145
Central Termica San Martin [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance		249
Loss on investments accounted using equity method		732
Dividends Declared		(548)
Foreign Currency Translation		(72)
Other Increase (Decrease)		$ (361)
Central Vuelta Obligado S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest		40.90%
Investments accounted for using Equity Method, Beginning balance	$ 1,145	$ 291
Loss on investments accounted using equity method		1,211
Dividends Declared		(481)
Foreign Currency Translation		(84)
Other Increase (Decrease)		208
Investments accounted for using Equity Method, Ending balance		$ 1,145